Consolidated Balance Sheets - USD ($)	Jul. 31, 2025	Jul. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 8,950,771	$ 1,249,376
Accounts receivable	750,000	200,000
Deposits		3,000
Investment in trading securities	116,557	424,148
Prepaid expenses and other current assets	622,091	122,224
Total current assets	10,439,419	2,898,748
Property and equipment, net		60,047
Right-of-use lease assets, net		53,793
Total Assets	10,439,419	3,012,588
CURRENT LIABILITIES
Accounts payable, accrued expenses and other current liabilities	505,959	957,057
Taxes payable	19,985	19,985
Lease liabilities, current		11,375
Current portion of long-term payables	250,000
Total current liabilities	775,944	988,417
Lease liabilities, noncurrent		20,417
Long-term payables		250,000
Total liabilities	775,944	1,258,834
Equity
Ordinary shares, $0.001 par value, 100,000,000,000 shares authorized, 1,313,373 shares and 662,081 shares issued and outstanding as of July 31, 2025 and 2024, respectively	23,640	11,917
Additional paid-in capital	45,095,981	32,599,985
Accumulated deficit	(35,456,146)	(30,858,148)
Total Shareholders’ Equity	9,663,475	1,753,754
Total Liabilities and Shareholders’ Equity	10,439,419	3,012,588
Related Party
CURRENT ASSETS
Due from related parties		$ 900,000